Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 3
Entity Central Index Key	0001104631
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class A
Trading Symbol	SPFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class A	$55	1.02%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%
Net Assets	$ 1,702,486,801
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,702,486,801
Number of fund holdings	40
Portfolio turnover rate for the year	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Software	12.7%
Interactive Media & Services	12.5%
Technology Hardware, Storage & Peripherals	9.1%
Broadline Retail	5.8%
Aerospace & Defense	5.1%
Entertainment	4.6%
Pharmaceuticals	4.4%
IT Services	4.1%
Financial Services	3.8%
Automobiles	2.6%
Consumer Staples Distribution & Retail	2.1%
Electrical Equipment	1.9%
Industry Classification	% of Net Assets
Biotechnology	1.6%
Electronic Equipment, Instruments & Components	1.2%
Health Care Equipment & Supplies	1.1%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Electric Utilities	0.8%
Diversified Telecommunication Services	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

PGIM JENNISON FOCUSED GROWTH FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class C
Trading Symbol	SPFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class C	$96	1.78%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.78%
Net Assets	$ 1,702,486,801
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,702,486,801
Number of fund holdings	40
Portfolio turnover rate for the year	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Software	12.7%
Interactive Media & Services	12.5%
Technology Hardware, Storage & Peripherals	9.1%
Broadline Retail	5.8%
Aerospace & Defense	5.1%
Entertainment	4.6%
Pharmaceuticals	4.4%
IT Services	4.1%
Financial Services	3.8%
Automobiles	2.6%
Consumer Staples Distribution & Retail	2.1%
Electrical Equipment	1.9%
Industry Classification	% of Net Assets
Biotechnology	1.6%
Electronic Equipment, Instruments & Components	1.2%
Health Care Equipment & Supplies	1.1%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Electric Utilities	0.8%
Diversified Telecommunication Services	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class Z
Trading Symbol	SPFZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class Z	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 1,702,486,801
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,702,486,801
Number of fund holdings	40
Portfolio turnover rate for the year	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Software	12.7%
Interactive Media & Services	12.5%
Technology Hardware, Storage & Peripherals	9.1%
Broadline Retail	5.8%
Aerospace & Defense	5.1%
Entertainment	4.6%
Pharmaceuticals	4.4%
IT Services	4.1%
Financial Services	3.8%
Automobiles	2.6%
Consumer Staples Distribution & Retail	2.1%
Electrical Equipment	1.9%
Industry Classification	% of Net Assets
Biotechnology	1.6%
Electronic Equipment, Instruments & Components	1.2%
Health Care Equipment & Supplies	1.1%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Electric Utilities	0.8%
Diversified Telecommunication Services	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class R6
Trading Symbol	PSGQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class R6	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Net Assets	$ 1,702,486,801
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,702,486,801
Number of fund holdings	40
Portfolio turnover rate for the year	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Software	12.7%
Interactive Media & Services	12.5%
Technology Hardware, Storage & Peripherals	9.1%
Broadline Retail	5.8%
Aerospace & Defense	5.1%
Entertainment	4.6%
Pharmaceuticals	4.4%
IT Services	4.1%
Financial Services	3.8%
Automobiles	2.6%
Consumer Staples Distribution & Retail	2.1%
Electrical Equipment	1.9%
Industry Classification	% of Net Assets
Biotechnology	1.6%
Electronic Equipment, Instruments & Components	1.2%
Health Care Equipment & Supplies	1.1%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Electric Utilities	0.8%
Diversified Telecommunication Services	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class A
Trading Symbol	SUVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class A	$61	1.11%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.11%
Net Assets	$ 281,661,671
Holdings Count | Holding	274
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$281,661,671
Number of fund holdings	274
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Software	7.8%
Capital Markets	7.1%
Technology Hardware, Storage & Peripherals	6.4%
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Broadline Retail	5.6%
Insurance	4.4%
Banks	4.0%
Health Care Providers & Services	3.7%
Semiconductors & Semiconductor Equipment	3.5%
Biotechnology	3.4%
Financial Services	2.7%
Machinery	2.7%
Electric Utilities	2.5%
Diversified Telecommunication Services	2.4%
Aerospace & Defense	2.1%
Consumer Staples Distribution & Retail	1.9%
Specialized REITs	1.9%
Electrical Equipment	1.7%
Life Sciences Tools & Services	1.6%
Building Products	1.5%
Specialty Retail	1.3%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.2%
Industry Classification	% of Net Assets
Metals & Mining	1.1%
Communications Equipment	1.1%
IT Services	1.1%
Hotel & Resort REITs	1.0%
Containers & Packaging	1.0%
Diversified Consumer Services	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Tobacco	0.8%
Food Products	0.8%
Consumer Finance	0.7%
Hotels, Restaurants & Leisure	0.7%
Ground Transportation	0.6%
Interactive Media & Services	0.5%
Passenger Airlines	0.5%
Industrial Conglomerates	0.5%
Air Freight & Logistics	0.5%
Others*	4.6%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class C
Trading Symbol	SUVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class C	$116	2.13%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.13%
Net Assets	$ 281,661,671
Holdings Count | Holding	274
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$281,661,671
Number of fund holdings	274
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Software	7.8%
Capital Markets	7.1%
Technology Hardware, Storage & Peripherals	6.4%
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Broadline Retail	5.6%
Insurance	4.4%
Banks	4.0%
Health Care Providers & Services	3.7%
Semiconductors & Semiconductor Equipment	3.5%
Biotechnology	3.4%
Financial Services	2.7%
Machinery	2.7%
Electric Utilities	2.5%
Diversified Telecommunication Services	2.4%
Aerospace & Defense	2.1%
Consumer Staples Distribution & Retail	1.9%
Specialized REITs	1.9%
Electrical Equipment	1.7%
Life Sciences Tools & Services	1.6%
Building Products	1.5%
Specialty Retail	1.3%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.2%
Industry Classification	% of Net Assets
Metals & Mining	1.1%
Communications Equipment	1.1%
IT Services	1.1%
Hotel & Resort REITs	1.0%
Containers & Packaging	1.0%
Diversified Consumer Services	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Tobacco	0.8%
Food Products	0.8%
Consumer Finance	0.7%
Hotels, Restaurants & Leisure	0.7%
Ground Transportation	0.6%
Interactive Media & Services	0.5%
Passenger Airlines	0.5%
Industrial Conglomerates	0.5%
Air Freight & Logistics	0.5%
Others*	4.6%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class R
Trading Symbol	PRVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of the PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class R	$72	1.32%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.32%
Net Assets	$ 281,661,671
Holdings Count | Holding	274
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$281,661,671
Number of fund holdings	274
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Software	7.8%
Capital Markets	7.1%
Technology Hardware, Storage & Peripherals	6.4%
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Broadline Retail	5.6%
Insurance	4.4%
Banks	4.0%
Health Care Providers & Services	3.7%
Semiconductors & Semiconductor Equipment	3.5%
Biotechnology	3.4%
Financial Services	2.7%
Machinery	2.7%
Electric Utilities	2.5%
Diversified Telecommunication Services	2.4%
Aerospace & Defense	2.1%
Consumer Staples Distribution & Retail	1.9%
Specialized REITs	1.9%
Electrical Equipment	1.7%
Life Sciences Tools & Services	1.6%
Building Products	1.5%
Specialty Retail	1.3%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.2%
Industry Classification	% of Net Assets
Metals & Mining	1.1%
Communications Equipment	1.1%
IT Services	1.1%
Hotel & Resort REITs	1.0%
Containers & Packaging	1.0%
Diversified Consumer Services	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Tobacco	0.8%
Food Products	0.8%
Consumer Finance	0.7%
Hotels, Restaurants & Leisure	0.7%
Ground Transportation	0.6%
Interactive Media & Services	0.5%
Passenger Airlines	0.5%
Industrial Conglomerates	0.5%
Air Freight & Logistics	0.5%
Others*	4.6%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class Z
Trading Symbol	SUVZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class Z	$43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
Net Assets	$ 281,661,671
Holdings Count | Holding	274
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$281,661,671
Number of fund holdings	274
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Software	7.8%
Capital Markets	7.1%
Technology Hardware, Storage & Peripherals	6.4%
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Broadline Retail	5.6%
Insurance	4.4%
Banks	4.0%
Health Care Providers & Services	3.7%
Semiconductors & Semiconductor Equipment	3.5%
Biotechnology	3.4%
Financial Services	2.7%
Machinery	2.7%
Electric Utilities	2.5%
Diversified Telecommunication Services	2.4%
Aerospace & Defense	2.1%
Consumer Staples Distribution & Retail	1.9%
Specialized REITs	1.9%
Electrical Equipment	1.7%
Life Sciences Tools & Services	1.6%
Building Products	1.5%
Specialty Retail	1.3%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.2%
Industry Classification	% of Net Assets
Metals & Mining	1.1%
Communications Equipment	1.1%
IT Services	1.1%
Hotel & Resort REITs	1.0%
Containers & Packaging	1.0%
Diversified Consumer Services	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Tobacco	0.8%
Food Products	0.8%
Consumer Finance	0.7%
Hotels, Restaurants & Leisure	0.7%
Ground Transportation	0.6%
Interactive Media & Services	0.5%
Passenger Airlines	0.5%
Industrial Conglomerates	0.5%
Air Freight & Logistics	0.5%
Others*	4.6%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	SUVQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class R6	$43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
Net Assets	$ 281,661,671
Holdings Count | Holding	274
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$281,661,671
Number of fund holdings	274
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Software	7.8%
Capital Markets	7.1%
Technology Hardware, Storage & Peripherals	6.4%
Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.0%
Broadline Retail	5.6%
Insurance	4.4%
Banks	4.0%
Health Care Providers & Services	3.7%
Semiconductors & Semiconductor Equipment	3.5%
Biotechnology	3.4%
Financial Services	2.7%
Machinery	2.7%
Electric Utilities	2.5%
Diversified Telecommunication Services	2.4%
Aerospace & Defense	2.1%
Consumer Staples Distribution & Retail	1.9%
Specialized REITs	1.9%
Electrical Equipment	1.7%
Life Sciences Tools & Services	1.6%
Building Products	1.5%
Specialty Retail	1.3%
Electronic Equipment, Instruments & Components	1.2%
Professional Services	1.2%
Industry Classification	% of Net Assets
Metals & Mining	1.1%
Communications Equipment	1.1%
IT Services	1.1%
Hotel & Resort REITs	1.0%
Containers & Packaging	1.0%
Diversified Consumer Services	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Tobacco	0.8%
Food Products	0.8%
Consumer Finance	0.7%
Hotels, Restaurants & Leisure	0.7%
Ground Transportation	0.6%
Interactive Media & Services	0.5%
Passenger Airlines	0.5%
Industrial Conglomerates	0.5%
Air Freight & Logistics	0.5%
Others*	4.6%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM STRATEGIC BOND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class A
Trading Symbol	PUCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class A	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 1,321,785,138
Holdings Count | Holding	948
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,321,785,138
Number of fund holdings	948
Portfolio turnover rate for the year	48%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	25.9
AA	25.0
A	5.6
BBB	13.0
BB	18.0
B	9.1
CCC	1.5
CC	0.1
C	0.2
Not Rated	5.3
Cash/Cash Equivalents	(3.8)
Total	100.00
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

PGIM STRATEGIC BOND FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class C
Trading Symbol	PUCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class C	$87	1.73%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.73%
Net Assets	$ 1,321,785,138
Holdings Count | Holding	948
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,321,785,138
Number of fund holdings	948
Portfolio turnover rate for the year	48%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	25.9
AA	25.0
A	5.6
BBB	13.0
BB	18.0
B	9.1
CCC	1.5
CC	0.1
C	0.2
Not Rated	5.3
Cash/Cash Equivalents	(3.8)
Total	100.00
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

PGIM STRATEGIC BOND FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class Z
Trading Symbol	PUCZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class Z	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 1,321,785,138
Holdings Count | Holding	948
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,321,785,138
Number of fund holdings	948
Portfolio turnover rate for the year	48%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	25.9
AA	25.0
A	5.6
BBB	13.0
BB	18.0
B	9.1
CCC	1.5
CC	0.1
C	0.2
Not Rated	5.3
Cash/Cash Equivalents	(3.8)
Total	100.00
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

PGIM STRATEGIC BOND FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class R6
Trading Symbol	PUCQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class R6	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 1,321,785,138
Holdings Count | Holding	948
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,321,785,138
Number of fund holdings	948
Portfolio turnover rate for the year	48%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	25.9
AA	25.0
A	5.6
BBB	13.0
BB	18.0
B	9.1
CCC	1.5
CC	0.1
C	0.2
Not Rated	5.3
Cash/Cash Equivalents	(3.8)
Total	100.00
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.